UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2009

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-SANN-0110
1.734014.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.0007%	$ 1,000.00	$ 1,001.60	$ -**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ -**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Amount represents less than $.01

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/09	% of fund's investments 5/31/09	% of fund's investments 11/30/08
0 - 30	66.9	65.9	75.8
31 - 90	20.8	20.9	19.8
91 - 180	4.6	4.0	1.4
181 - 397	7.7	9.2	3.0
Weighted Average Maturity
	11/30/09	5/31/09	11/30/08
Fidelity® Cash Central Fund	44 Days	48 Days	29 Days
All Taxable Money Market Funds Average*	51 Days	51 Days	45 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2009	As of May 31, 2009
Bank CDs, BAs, TDs, and Notes 3.7%	Bank CDs, BAs, TDs, and Notes 9.0%
Government Securities 51.8%	Government Securities 58.9%
Interfund Loans 0.2%	Interfund Loans 0.1%
Repurchase Agreements 45.8%	Repurchase Agreements 32.5%
Net Other Assets** (1.5)%	Net Other Assets** (0.5)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 18.1%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 2.7%
12/1/09 to 2/12/10	0.22 to 0.45% (e)	$ 541,150,000	$ 541,138,916
Federal Home Loan Bank - 11.5%
12/7/09 to 11/12/10	0.15 to 1.10 (c)(e)	2,339,900,000	2,339,501,669
Freddie Mac - 3.9%
12/3/09 to 12/16/09	0.13 to 0.31 (e)	790,325,000	790,275,456
TOTAL FEDERAL AGENCIES			3,670,916,041
U.S. Treasury Obligations - 33.7%

U.S. Treasury Bills - 33.2%
12/10/09 to 9/23/10	0.06 to 0.74 (d)	6,741,900,000	6,736,713,899
U.S. Treasury Notes - 0.5%
8/15/10	0.58	110,000,000	112,712,989
TOTAL U.S. TREASURY OBLIGATIONS			6,849,426,888
Time Deposits - 3.7%

Citibank NA
12/1/09	0.16	500,000,000	500,000,000
KBC Bank NV
12/1/09	0.15	255,000,000	255,000,000
TOTAL TIME DEPOSITS			755,000,000
Interfund Loans - 0.2%

With Fidelity Advisor Capital Development Fund at 0.40% due 12/1/09 (b)	10,387,000	10,387,000
With Fidelity Diversified Stock Fund at 0.40% due 12/1/09 (b)	12,963,000	12,963,000
With Fidelity Growth Strategies Fund at 0.40% due 12/1/09 (b)	8,484,000	8,484,000
TOTAL INTERFUND LOANS	31,834,000
Repurchase Agreements - 45.8%
	Maturity Amount	Value
In a joint trading account at:
0.15% dated 11/30/09 due 12/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 7,979,797,500	$ 7,979,764,000
(Collateralized by U.S. Treasury Obligations) #	158,509,659	158,509,000
0.16% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	288,918,286	288,917,000
0.17% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	872,312,029	872,308,000
TOTAL REPURCHASE AGREEMENTS		9,299,498,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $20,606,674,929)	20,606,674,929
NET OTHER ASSETS - (1.5)%	(299,816,841)
NET ASSETS - 100%	$ 20,306,858,088
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $51,837,067. The principal amount of the outstanding reverse repurchase agreement is $52,000,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,979,764,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 451,452,333
Banc of America Securities LLC	902,904,667
Bank of America, NA	451,452,333
Barclays Capital, Inc.	902,904,667
Credit Suisse Securities (USA) LLC	575,506,469
Deutsche Bank Securities, Inc.	946,135,291
HSBC Securities (USA), Inc.	1,266,420,407
ING Financial Markets LLC	225,726,167
J.P. Morgan Securities, Inc.	451,452,333
Mizuho Securities USA, Inc.	451,452,333
Morgan Stanley & Co., Inc.	451,452,333
Societe Generale, New York Branch	902,904,667
$ 7,979,764,000
Repurchase Agreement / Counterparty	Value
$158,509,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 83,197,160
Banc of America Securities LLC	31,058,031
Barclays Capital, Inc.	44,253,809
$ 158,509,000
$288,917,000 due 12/01/09 at 0.16%
Banc of America Securities LLC	$ 48,152,833
Barclays Capital, Inc.	103,184,643
UBS Securities LLC	137,579,524
$ 288,917,000
$872,308,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 170,751,294
J.P. Morgan Securities, Inc.	85,375,647
Mizuho Securities USA, Inc.	311,621,112
RBC Capital Markets Corp.	5,745,183
UBS Securities LLC	298,814,764
$ 872,308,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,299,498,000) - See accompanying schedule: Unaffiliated issuers (cost $20,574,840,929)	$ 20,574,840,929
Other affiliated issuers (cost $31,834,000)	31,834,000
Total Investments (cost $20,606,674,929)		$ 20,606,674,929
Cash		24,490
Interest receivable		5,347,388
Other affiliated receivables		3,921
Total assets		20,612,050,728

Liabilities
Payable for investments purchased Regular delivery	$ 74,992,500
Delayed delivery	174,946,975
Distributions payable	3,233,258
Payable for reverse repurchase agreements	52,000,000
Other payables and accrued expenses	19,907
Total liabilities		305,192,640

Net Assets		$ 20,306,858,088
Net Assets consist of:
Paid in capital		$ 20,307,466,579
Distributions in excess of net investment income		(56,849)
Accumulated undistributed net realized gain (loss) on investments		(551,642)
Net Assets, for 20,299,812,533 shares outstanding		$ 20,306,858,088
Net Asset Value, offering price and redemption price per share ($20,306,858,088÷ 20,299,812,533 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2009 (Unaudited)

Investment Income
Interest (including $76,202 from affiliated interfund lending)		$ 31,187,756

Expenses
Custodian fees and expenses	$ 69,015
Independent trustees' compensation	34,228
Interest	345
Total expenses before reductions	103,588
Expense reductions	(38,170)	65,418
Net investment income		31,122,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(151,685)
Net increase in net assets resulting from operations		$ 30,970,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2009 (Unaudited)	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,122,338	$ 385,304,192
Net realized gain (loss)	(151,685)	2,836,864
Net increase in net assets resulting from operations	30,970,653	388,141,056
Distributions to shareholders from net investment income	(31,120,229)	(385,363,151)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	94,121,565,900	220,465,409,966
Cost of shares redeemed	(92,709,102,415)	(233,985,902,100)
Net increase (decrease) in net assets and shares resulting from share transactions	1,412,463,485	(13,520,492,134)
Total increase (decrease) in net assets	1,412,313,909	(13,517,714,229)

Net Assets
Beginning of period	18,894,544,179	32,412,258,408
End of period (including distributions in excess of net investment income of $56,849 and distributions in excess of net investment income of $58,958, respectively)	$ 20,306,858,088	$ 18,894,544,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2009

Years ended May 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.014	.043	.053	.041	.020
Distributions from net investment income	(.002)	(.014)	(.043)	(.053)	(.041)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.16%	1.41%	4.34%	5.43%	4.15%	2.05%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income	.33% A	1.54%	4.29%	5.30%	4.11%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,306,858	$ 18,894,544	$ 32,412,258	$ 28,623,746	$ 34,140,434	$ 26,106,168

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2009 (Unaudited)

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 11, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 20,606,674,929

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $191,373,919. The weighted average interest rate was .002% on such amounts. Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 15,983,382.42%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $34,228.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,942.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-SANN-0110
1.734025.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.0017%	$ 1,000.00	$ 1,001.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/09	% of fund's investments 5/31/09	% of fund's investments 11/30/08
0 - 30	100.0	100.0	100.0
31 - 90	0.0	0.0	0.0
91 - 180	0.0	0.0	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	11/30/09	5/31/09	11/30/08
Fidelity® Municipal Cash Central Fund	3 Days	4 Days	4 Days
All Tax-Free Money Market Funds Average *	30 Days	23 Days	30 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2009	As of May 31, 2009
Variable Rate Demand Notes (VRDNs) 100.0%	Variable Rate Demand Notes (VRDNs) 99.7%
Net Other Assets 0.0%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Alabama - 1.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.23%, VRDN (a)	$ 3,500,000	$ 3,500,000
Series 1995 D, 0.23%, VRDN (a)	22,000,000	22,000,000
Series 1995 E, 0.26%, VRDN (a)	10,000,000	10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	6,300,000	6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.3% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	2,150,000	2,150,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.24%, VRDN (a)(b)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.24%, VRDN (a)(b)	19,000,000	19,000,000
		72,950,000
Alaska - 0.2%
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 B, 0.26% (ConocoPhillips Guaranteed), VRDN (a)	2,000,000	2,000,000
Series 1994 C, 0.4% (ConocoPhillips Guaranteed), VRDN (a)	5,000,000	5,000,000
		7,000,000
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,000,000	2,000,000
Series 2008 E, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	3,770,000	3,770,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.34%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.3%, LOC Bank of America NA, VRDN (a)	350,000	350,000
		10,320,325
Municipal Securities - continued
	Principal Amount	Value
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (a)(b)	$ 995,000	$ 995,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.3%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,000,000	5,000,000
		5,995,000
California - 4.0%
California Gen. Oblig.:
Series 2004 A1, 0.23%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	25,000,000	25,000,000
Series 2004 A2, 0.19%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	7,750,000	7,750,000
Series 2004 B2, 0.19%, LOC Citibank NA, VRDN (a)	5,430,000	5,430,000
Series 2004 B3, 0.18%, LOC Citibank NA, VRDN (a)	3,400,000	3,400,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,750,000	3,750,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 B, 0.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	1,000,000	1,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Series 1996 E, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	38,800,000	38,800,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 0.26%, LOC Union Bank of California, VRDN (a)(b)	4,900,000	4,900,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.31%, LOC Fannie Mae, VRDN (a)(b)	5,165,000	5,165,000
(The Crossings at Elk Grove Apts.) Series H, 0.33%, LOC Citibank NA, VRDN (a)(b)	7,950,000	7,950,000
California Statewide Cmntys. Dev. Auth. Rev. (John Muir Med. Ctr. Proj.) Series 2008 C, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	1,100,000	1,100,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.26%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) Series 2003 A, 0.26%, LOC Bank of America NA, VRDN (a)(b)	$ 5,000,000	$ 5,000,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.33%, LOC Citibank NA, VRDN (a)(b)	2,800,000	2,800,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.31%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	23,500,000	23,500,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Floaters 3117, 0.2% (Liquidity Facility Morgan Stanley) (a)(c)	2,000,000	2,000,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.33%, LOC Citibank NA, VRDN (a)(b)	9,200,000	9,200,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.3%, LOC Citibank NA, VRDN (a)(b)	2,450,000	2,450,000
(Mission Creek Cmnty. Proj.) Series B, 0.33%, LOC Citibank NA, VRDN (a)(b)	7,365,000	7,365,000
San Pablo Redev. Agcy. 0.23%, LOC Union Bank of California, VRDN (a)	3,720,000	3,720,000
		168,705,000
Colorado - 0.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.23%, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.):
Series 2008 A, 0.25%, LOC Compass Bank, VRDN (a)	5,200,000	5,200,000
Series 2008 B, 0.25%, LOC Compass Bank, VRDN (a)	16,200,000	16,200,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,100,000	7,100,000
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,500,000	1,500,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.25%, LOC Wachovia Bank NA, VRDN (a)	2,900,000	2,900,000
		35,300,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - 1.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 2862, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 7,735,000	$ 7,735,000
(Masonicare Corp. Proj.) Series C, 0.22%, LOC Wachovia Bank NA, VRDN (a)	17,000,000	17,000,000
Connecticut Hsg. Fin. Auth.:
Series 2008 E, 0.23% (Liquidity Facility Bank of America NA), VRDN (a)(b)	18,230,000	18,230,000
Series 2009 A1, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,890,000	7,890,000
		50,855,000
Delaware - 2.3%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.21%, VRDN (a)(b)	70,000,000	70,000,000
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.85%, VRDN (a)	5,800,000	5,800,000
Series 1999 B, 0.6%, VRDN (a)(b)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	19,400,000	19,400,000
		96,300,000
District Of Columbia - 1.2%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.23%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
(Howard Univ. Proj.) Series 2006 B, 0.27%, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.19%, LOC Wachovia Bank NA, VRDN (a)	38,150,000	38,150,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series DB 505, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	3,380,000	3,380,000
Series Putters 1691, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	435,000	435,000
Series 2003 D2, 0.34%, LOC Wachovia Bank NA, VRDN (a)(b)	2,525,000	2,525,000
		51,790,000
Municipal Securities - continued
	Principal Amount	Value
Florida - 2.9%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	$ 10,000,000	$ 10,000,000
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series ROC II R 11719, 0.25% (Liquidity Facility Citibank NA) (a)(c)	3,095,000	3,095,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (a)(b)	2,570,000	2,570,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.22%, VRDN (a)	6,500,000	6,500,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.31%, LOC Citibank NA, VRDN (a)(b)	3,220,000	3,220,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.33%, LOC Fannie Mae, VRDN (a)(b)	6,860,000	6,860,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.31%, LOC Citibank NA, VRDN (a)(b)	14,035,000	14,035,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN Series Merlots 06 B17, 0.33% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	6,310,000	6,310,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.26%, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	22,200,000	22,200,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.25%, LOC Calyon New York Branch, VRDN (a)	5,000,000	5,000,000
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 0.45%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2003 C, 0.2%, LOC Bank of America NA, VRDN (a)	4,980,000	4,980,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.25%, VRDN (a)	1,400,000	1,400,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.27%, VRDN (a)	3,500,000	3,500,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.4%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.33%, LOC Freddie Mac, VRDN (a)(b)	$ 755,000	$ 755,000
(Wtr. View Club Proj.) Series 1997 D, 0.34%, LOC Fannie Mae, VRDN (a)(b)	2,045,000	2,045,000
Palm Beach County Rev. (Raymond F Kravis Ctr. Proj.) Series 2002, 0.24%, LOC Northern Trust Co., Chicago, VRDN (a)	2,755,000	2,755,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (a)(b)	5,985,000	5,985,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (a)(b)	9,200,000	9,200,000
		123,410,000
Georgia - 2.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.24%, LOC Wachovia Bank NA, VRDN (a)	1,700,000	1,700,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.4%, LOC Fannie Mae, VRDN (a)(b)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
First Series 2009, 0.21%, VRDN (a)	3,900,000	3,900,000
Second Series 1998, 0.25%, VRDN (a)(b)	15,600,000	15,600,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.44%, LOC Wachovia Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.25%, VRDN (a)	18,890,000	18,890,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	3,800,000	3,800,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.24%, VRDN (a)(b)	53,000,000	53,000,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	10,275,000	10,275,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.26%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.7%, VRDN (a)(b)	1,100,000	1,100,000
		116,770,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - 4.3%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.32%, LOC Fannie Mae, VRDN (a)(b)	$ 1,415,000	$ 1,415,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	3,450,000	3,450,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (a)(b)	2,600,000	2,600,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.19%, LOC Harris NA, VRDN (a)	33,700,000	33,700,000
Series 2008 C2, 0.19%, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
Series 2008 C3, 0.19%, LOC Northern Trust Co., Chicago, VRDN (a)	8,800,000	8,800,000
Chicago Wtr. Rev. Series 2004 A2, 0.27%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,365,000	5,365,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B1, 0.19%, LOC Bank of Montreal, VRDN (a)	7,500,000	7,500,000
(Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	3,510,000	3,510,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.25%, VRDN (a)(b)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) Series 2003, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
(OSF Healthcare Sys. Proj.) Series 2001, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	29,195,000	29,195,000
(Swedish Covenant Hosp. Proj.) Series 2003 A, 0.31%, LOC Bank of America NA, VRDN (a)	2,095,000	2,095,000
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,890,000	5,890,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	5,600,000	5,600,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	9,585,000	9,585,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	12,700,000	12,700,000
(BP Amoco Chemical Co. Proj.):
Series 2000, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Will County Exempt Facilities Rev.: - continued
(BP Amoco Chemical Co. Proj.):
Series 2001, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	$ 4,200,000	$ 4,200,000
Series 2002, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Series 2003, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	8,100,000	8,100,000
		180,605,000
Indiana - 3.5%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.4%, LOC Bank of America NA, VRDN (a)(b)	12,000,000	12,000,000
Series 2009 A5, 0.2%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,100,000	7,100,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	4,420,000	4,420,000
Indiana Fin. Auth. Rev. (Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.24%, LOC Nat'l. City Bank Cleveland, VRDN (a)	7,000,000	7,000,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series B, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,865,000	2,865,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	32,000,000	32,000,000
Series 2005 C3, 0.26% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	32,000,000	32,000,000
Series 2006 A2, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	15,000,000	15,000,000
Whiting Envir. Facilities Rev. (BP PLC Proj.):
Series 2002 B, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Series 2002 C, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	6,400,000	6,400,000
Series 2003, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	5,800,000	5,800,000
Whiting Indl. Swr. & Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 0.24% (BP PLC Guaranteed), VRDN (a)(b)	2,700,000	2,700,000
(BP Amoco Oil Co. Proj.) Series 1999, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	9,940,000	9,940,000
		145,225,000
Iowa - 1.6%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,935,000	3,935,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - continued
Iowa Fin. Auth. Series 2003 F, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)(b)	$ 1,200,000	$ 1,200,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Series 2009 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	8,220,000	8,220,000
Series 2009 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	8,750,000	8,750,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,560,000	2,560,000
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	28,620,000	28,620,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.5%, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.23%, LOC Northern Trust Co., Chicago, VRDN (a)	1,100,000	1,100,000
		68,885,000
Kansas - 1.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.47%, LOC Bank of America NA, VRDN (a)(b)	6,900,000	6,900,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	35,715,000	35,715,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	18,360,000	18,360,000
		60,975,000
Kentucky - 1.7%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.38%, LOC Commerzbank AG, VRDN (a)(b)	2,600,000	2,600,000
Series 2008 A, 0.4%, LOC Commerzbank AG, VRDN (a)(b)	3,200,000	3,200,000
Series 2004 A, 0.36%, LOC Commerzbank AG, VRDN (a)(b)	11,500,000	11,500,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.4%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.4% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.4% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	$ 2,750,000	$ 2,750,000
Series 1993 B, 0.4% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.35%, LOC Wachovia Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,890,000	2,890,000
Lexington-Fayette Urban County Arpt. Rev.:
Series 2008 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Series 2009 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	4,105,000	4,105,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.22% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	4,800,000	4,800,000
Series 1999 B, 0.27% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	4,500,000	4,500,000
Series 1999 C, 0.21% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	11,300,000	11,300,000
		72,635,000
Louisiana - 2.4%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.4%, VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 1.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,000,000	5,000,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.36%, VRDN (a)(b)	6,250,000	6,250,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	$ 7,000,000	$ 7,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.25%, VRDN (a)(b)	28,000,000	28,000,000
Series 1992 B, 0.2%, VRDN (a)	4,900,000	4,900,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.29%, VRDN (a)(b)	26,400,000	26,400,000
Series 1993, 0.25%, VRDN (a)(b)	15,000,000	15,000,000
		99,150,000
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.23%, LOC KBC Bank NV, VRDN (a)	10,840,000	10,840,000
Maryland - 1.1%
Gaithersburg Econ. Dev. Rev. Board (Asbury Proj.) Series 2006 B, 0.29%, LOC KBC Bank NV, VRDN (a)	2,000,000	2,000,000
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)	2,970,000	2,970,000
(United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Series 2008 B, 0.23%, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.23%, VRDN (a)	8,900,000	8,900,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (a)	4,805,000	4,805,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.27% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Montgomery County Gen. Oblig. Series 2006 B, 0.19% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,500,000	9,500,000
		44,275,000
Massachusetts - 1.5%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,000,000	1,000,000
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U6A, 0.21%, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	$ 16,600,000	$ 16,600,000
Series 2000 B, 0.21% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,000,000	3,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Northeastern Univ. Proj.) Series 2008 Q, 0.21%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series D1, 0.15%, VRDN (a)	7,170,000	7,170,000
Series D5, 0.15%, VRDN (a)	3,260,000	3,260,000
Series D6, 0.15%, VRDN (a)	3,400,000	3,400,000
(Wellesley College Proj.) Series 2008 I, 0.17%, VRDN (a)	14,555,000	14,555,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.32% (Liquidity Facility Bayerische Landesbank), VRDN (a)	7,365,000	7,365,000
		63,250,000
Michigan - 0.4%
Eastern Michigan Univ. Revs. Series 2009 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 0.58%, LOC RBS Citizens NA, VRDN (a)	2,500,000	2,500,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	10,220,000	10,220,000
Series 2008 E, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,100,000	2,100,000
		16,820,000
Minnesota - 1.6%
Ctr. City Health Care Facilities (Hazelden Foundation Proj.) Series 2005, 0.22%, LOC Bank of New York, New York, VRDN (a)	3,800,000	3,800,000
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 0.37%, LOC Bank of America NA, VRDN (a)(b)	25,155,000	25,155,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.36%, LOC Fannie Mae, VRDN (a)(b)	1,650,000	1,650,000
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A2, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	29,000,000	29,000,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - continued
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.): - continued
Series 2008 A4, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,770,000	$ 6,770,000
Saint Paul Port Auth. Multifamily Hsg. Rev. (Bigos-Sibley Proj.) Series 2004 1, 0.26%, LOC Freddie Mac, VRDN (a)	2,610,000	2,610,000
		68,985,000
Mississippi - 0.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.29%, VRDN (a)(b)	18,100,000	18,100,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	3,860,000	3,860,000
		22,960,000
Missouri - 2.6%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.26%, VRDN (a)	6,500,000	6,500,000
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,185,000	15,185,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group Proj.) Series 2001 A, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	29,815,000	29,815,000
(BJC Health Sys. Proj.) Series 2005 B, 0.19% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	38,640,000	38,640,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.39%, LOC Bank of America NA, VRDN (a)(b)	2,200,000	2,200,000
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 0.42%, LOC Bank of America NA, VRDN (a)(b)	4,305,000	4,305,000
Series 2001 B, 0.42%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
		108,145,000
Municipal Securities - continued
	Principal Amount	Value
Montana - 0.5%
Forsyth Poll. Cont. Rev. (Avista Corp. Colstrip Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (a)(b)	$ 15,500,000	$ 15,500,000
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900,000	5,900,000
		21,400,000
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,300,000	7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.42%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	7,400,000	7,400,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,030,000	1,030,000
Series 2002 C, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,220,000	1,220,000
Series 2007 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,105,000	1,105,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.38%, VRDN (a)(b)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.28% (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wachovia Bank NA, VRDN (a)(b)	4,600,000	4,600,000
		25,855,000
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 C1, 0.35%, LOC Bayerische Landesbank, VRDN (a)(b)	2,400,000	2,400,000
Series 2008 C3, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	6,800,000	6,800,000
Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	12,000,000	12,000,000
Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (a)(b)	$ 4,900,000	$ 4,900,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.22% (Liquidity Facility Societe Generale) (a)(c)	24,755,000	24,755,000
		54,655,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	6,740,000	6,740,000
New Hampshire Health & Ed. Facilities Auth. Rev.:
Participating VRDN Series MS 3051, 0.25% (Liquidity Facility Morgan Stanley) (a)(c)	8,000,000	8,000,000
(Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.19%, VRDN (a)	1,475,000	1,475,000
		16,215,000
New Jersey - 0.5%
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2007, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,800,000	7,800,000
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R1, 0.18%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	2,100,000	2,100,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.):
Series 2009 B, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	6,300,000	6,300,000
Series 2009 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
		19,200,000
New Mexico - 1.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.):
Series 1994 B, 0.2%, LOC Barclays Bank PLC, VRDN (a)	28,555,000	28,555,000
Series 1994 C, 0.24%, LOC Barclays Bank PLC, VRDN (a)(b)	18,500,000	18,500,000
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.32%, LOC Royal Bank of Canada, VRDN (a)(b)	3,000,000	3,000,000
Series 2008 A3, 0.32%, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2009 A, 0.32%, LOC Royal Bank of Canada, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,300,000	7,300,000
		63,055,000
New York - 10.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	29,100,000	29,100,000
New York City Gen. Oblig.:
Series 1994 A7, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	11,400,000	11,400,000
Series 1994 E5:
0.21%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
0.21%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 2004 H1, 0.21%, LOC Bank of New York, New York, VRDN (a)	27,320,000	27,320,000
Series 2004 H7, 0.22%, LOC KBC Bank NV, VRDN (a)	7,950,000	7,950,000
Series 2006 I5, 0.24%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	25,160,000	25,160,000
Series 2006 I8, 0.22%, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
Series 2008 J5, 0.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	12,300,000	12,300,000
Series I6, 0.24%, LOC California Teachers Retirement Sys., VRDN (a)	3,330,000	3,330,000
Subseries B3, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.3%, LOC Citibank NA, VRDN (a)(b)	3,500,000	3,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.3%, LOC Fannie Mae, VRDN (a)(b)	1,795,000	1,795,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Rivereast Apts. Proj.) Series A, 0.27%, LOC Freddie Mac, VRDN (a)(b)	4,000,000	4,000,000
(Sierra Dev. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(b)	1,935,000	1,935,000
Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series PT 3992, 0.24% (Liquidity Facility Wells Fargo & Co.) (a)(c)	$ 8,995,000	$ 8,995,000
Series Putters 3231Z, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,175,000	6,175,000
Series Putters 3484, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,120,000	12,120,000
Series 2000 C, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	18,500,000	18,500,000
Series 2006 AA1, 0.22% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	21,290,000	21,290,000
Series 2008 BB3, 0.2% (Liquidity Facility Fortis Banque SA), VRDN (a)	38,500,000	38,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,800,000	7,800,000
Series 2003 1D, 0.21% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,400,000	1,400,000
Series 2003 2A, 0.21% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	15,550,000	15,550,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 07 0002, 0.25% (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.25% (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.25% (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
(Univ. of Rochester Proj.) Series 2003 B, 0.21%, LOC HSBC Bank USA, NA, VRDN (a)	2,300,000	2,300,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.25% (Liquidity Facility Citibank NA) (a)(c)	9,615,000	9,615,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.28%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,000,000	5,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.3%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(600 West 42nd Street Hsg. Proj.) Series 2007 A, 0.25%, LOC Bank of New York, New York, VRDN (a)(b)	45,000,000	45,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.27%, LOC Fannie Mae, VRDN (a)(b)	$ 6,400,000	$ 6,400,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.27%, LOC Freddie Mac, VRDN (a)(b)	1,400,000	1,400,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.3%, LOC Fannie Mae, VRDN (a)(b)	21,800,000	21,800,000
(West 20th Street Proj.) Series A:
0.27%, LOC Fannie Mae, VRDN (a)(b)	2,975,000	2,975,000
0.27%, LOC Fannie Mae, VRDN (a)(b)	4,600,000	4,600,000
(West 33rd Street Hsg. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E2, 0.23%, LOC Fortis Banque SA, VRDN (a)	2,800,000	2,800,000
Series 2005 G2, 0.24%, LOC BNP Paribas SA, VRDN (a)	4,000,000	4,000,000
		416,550,000
North Carolina - 2.8%
Charlotte Gen. Oblig. Series 2007, 0.26% (Liquidity Facility KBC Bank NV), VRDN (a)	935,000	935,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.24% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,700,000	1,700,000
Series 2006 B, 0.24% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,950,000	1,950,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.17%, LOC Wachovia Bank NA, VRDN (a)	33,650,000	33,650,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	900,000	900,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7050060, 0.25% (Liquidity Facility Citibank NA) (a)(c)	23,150,000	23,150,000
Series Putters 3248, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,830,000	13,830,000
(Goodwill Cmnty. Proj.) Series 2002, 0.3%, LOC Bank of America NA, VRDN (a)	1,615,000	1,615,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(The Presbyterian Home at Charlotte, Inc. Proj.) Series 2001, 0.24%, LOC Wachovia Bank NA, VRDN (a)	7,680,000	7,680,000
(Wake Forest Univ. Proj.) Series 2008 D, 0.23%, LOC Bank of America NA, VRDN (a)	3,410,000	3,410,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.2%, LOC Wachovia Bank NA, VRDN (a)	$ 16,610,000	$ 16,610,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.38%, LOC Bank of America NA, VRDN (a)(b)	6,200,000	6,200,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	1,500,000	1,500,000
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.25%, tender 12/7/09 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,500,000	2,500,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.44%, LOC Wachovia Bank NA, VRDN (a)(b)	2,500,000	2,500,000
		118,130,000
Ohio - 4.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.21%, LOC Bank of America NA, VRDN (a)	9,400,000	9,400,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	6,825,000	6,825,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	11,155,000	11,155,000
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,900,000	1,900,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.27% (Liquidity Facility Citibank NA), VRDN (a)(b)	34,350,000	34,350,000
Series 2007 E, 0.28% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	9,400,000	9,400,000
Series F, 0.26% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,000,000	6,000,000
Series 2006 N, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	$ 9,200,000	$ 9,200,000
Series 1999, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	2,200,000	2,200,000
Series 2000, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	2,000,000	2,000,000
Series 2001, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	13,700,000	13,700,000
(BP Products NA, Inc. Proj.):
Series 2002, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Series 2004, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	7,600,000	7,600,000
Series B, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	2,400,000	2,400,000
Ohio State Univ. Gen. Receipts Series 2001, 0.22%, VRDN (a)	19,100,000	19,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.21%, LOC Barclays Bank PLC, VRDN (a)	12,100,000	12,100,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2009, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
		185,180,000
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.23%, LOC Bank of America NA, VRDN (a)	17,000,000	17,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (a)	3,300,000	3,300,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.39%, LOC Bank of America NA, VRDN (a)(b)	2,300,000	2,300,000
		22,600,000
Oregon - 0.1%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (a)(b)	1,560,000	1,560,000
		2,960,000
Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.85%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,145,000	2,145,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A:
0.21%, LOC Barclays Bank PLC, VRDN (a)	5,000,000	5,000,000
0.22%, LOC Barclays Bank PLC, VRDN (a)	3,800,000	3,800,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.24%, LOC Wachovia Bank NA, VRDN (a)	6,700,000	6,700,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.4%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Chester County Intermediate Unit Rev. Series 2003, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,525,000	1,525,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,500,000	1,500,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.2% (United Parcel Svc., Inc. Guaranteed), VRDN (a)	8,500,000	8,500,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,790,000	1,790,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.26%, LOC BNP Paribas SA, VRDN (a)(b)	12,000,000	12,000,000
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,460,000	2,460,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,200,000	3,200,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	1,400,000	1,400,000
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,330,000	1,330,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,090,000	3,090,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 500,000	$ 500,000
Series 2004 D3, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.25%, LOC TD Banknorth, NA, VRDN (a)	7,350,000	7,350,000
(Keystone College Proj.) Series 2001 H5, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,450,000	3,450,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.33% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,135,000	3,135,000
Series Putters 3297, 0.38% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,240,000	2,240,000
Series 2002 74A, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	5,500,000	5,500,000
Series 2003 77B, 0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)(b)	3,400,000	3,400,000
Series 2004 81C, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	3,140,000	3,140,000
Series 2004 86B, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)(b)	2,160,000	2,160,000
Series 2006 93B, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	4,645,000	4,645,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,975,000	31,975,000
Philadelphia School District Series 2008 B4, 0.24%, LOC Wachovia Bank NA, VRDN (a)	2,500,000	2,500,000
Somerset County Gen. Oblig. Series 2009 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,470,000	3,470,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 D, 0.23%, LOC TD Banknorth, NA, VRDN (a)	5,735,000	5,735,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.75%, LOC RBS Citizens NA, VRDN (a)	3,630,000	3,630,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.24%, LOC Wachovia Bank NA, VRDN (a)	10,600,000	10,600,000
		163,550,000
Municipal Securities - continued
	Principal Amount	Value
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.18% (Exxon Mobil Corp. Guaranteed), VRDN (a)	$ 1,180,000	$ 1,180,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B4, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	7,000,000	7,000,000
		8,180,000
South Carolina - 1.4%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	2,100,000	2,100,000
Series 2003, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	4,400,000	4,400,000
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.2%, LOC Wachovia Bank NA, VRDN (a)	9,500,000	9,500,000
Charleston Wtrwks. & Swr. Rev. Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	900,000	900,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.36%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.31%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. (CareAlliance Health Svcs. Proj.) Series 2007, 0.2%, LOC Wachovia Bank NA, VRDN (a)	20,600,000	20,600,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.38%, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000,000	7,000,000
		60,500,000
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.22% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000,000	5,000,000
Tennessee - 2.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	4,950,000	4,950,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.24%, LOC Bank of America NA, VRDN (a)	$ 14,799,000	$ 14,799,000
Series 2003, 0.24%, LOC Bank of America NA, VRDN (a)	17,945,000	17,945,000
Series 2004, 0.24%, LOC Bank of America NA, VRDN (a)	19,305,000	19,305,000
Series 2005, 0.24%, LOC Bank of America NA, VRDN (a)	9,700,000	9,700,000
Series 2008, 0.24%, LOC Bank of America NA, VRDN (a)	4,685,000	4,685,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.26%, LOC Rabobank Nederland, VRDN (a)(b)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.3%, LOC Bank of America NA, VRDN (a)	1,950,000	1,950,000
Series 2002, 0.24%, LOC Bank of America NA, VRDN (a)	2,925,000	2,925,000
Series 2004, 0.24%, LOC Bank of America NA, VRDN (a)	24,485,000	24,485,000
		102,744,000
Texas - 19.5%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Series 2002 A:
0.24%, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
0.24%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	6,575,000	6,575,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.31%, LOC Citibank NA, VRDN (a)(b)	14,300,000	14,300,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(c)	6,620,000	6,620,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.):
Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (a)	20,460,000	20,460,000
Series 2008 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	33,935,000	33,935,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.21%, VRDN (a)(b)	12,885,000	12,885,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	$ 18,000,000	$ 18,000,000
Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,500,000	2,500,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	5,680,000	5,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 0.23%, LOC BNP Paribas SA, VRDN (a)(b)	25,000,000	25,000,000
Series 2004, 0.23%, LOC BNP Paribas SA, VRDN (a)(b)	25,000,000	25,000,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 0.24% (BP PLC Guaranteed), VRDN (a)(b)	5,800,000	5,800,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 0.24%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	50,000,000	50,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.36% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.):
Series 1998, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	2,500,000	2,500,000
Series 2001, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
(BP Prods. North America, Inc. Proj.) Series 2003, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
(Exxon Mobil Proj.):
Series 2000, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Series 2002, 0.22% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	6,600,000	6,600,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	10,400,000	10,400,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	6,000,000	6,000,000
Series 1994, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.):
Series 1994, 0.21% (BP PLC Guaranteed), VRDN (a)(b)	4,800,000	4,800,000
Series 1995, 0.21% (BP PLC Guaranteed), VRDN (a)(b)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,400,000	$ 6,400,000
Series 2008 C, 0.24%, LOC Bank of America NA, VRDN (a)	23,100,000	23,100,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 A, 0.22%, LOC Bank of America NA, VRDN (a)	19,700,000	19,700,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.21%, VRDN (a)(b)	15,300,000	15,300,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.):
Series 2004 A, 0.22%, VRDN (a)	38,500,000	38,500,000
Series 2008, 0.21%, VRDN (a)(b)	100,000,000	100,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2006 A, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,250,000	7,250,000
Series 2008 B, 0.19%, VRDN (a)	24,240,000	24,240,000
Houston Util. Sys. Rev. Series 2008 A1, 0.28%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Lovejoy Independent School District Participating VRDN Series DB 514, 0.27% (Liquidity Facility Deutsche Bank AG) (a)(c)	3,270,000	3,270,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	26,600,000	26,600,000
Series 2001 B2, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	32,780,000	32,780,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	8,450,000	8,450,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.39%, VRDN (a)(b)	13,840,000	13,840,000
0.4%, VRDN (a)(b)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products & Chemicals, Inc. Proj.) 0.25%, VRDN (a)(b)	$ 53,000,000	$ 53,000,000
(Air Products Proj.) Series 2005, 0.25% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.22%, VRDN (a)	3,000,000	3,000,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2007, 0.23%, LOC BNP Paribas SA, VRDN (a)(b)	44,000,000	44,000,000
Series 2008, 0.23%, LOC BNP Paribas SA, VRDN (a)(b)	50,000,000	50,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.34%, LOC Wachovia Bank NA, VRDN (a)(b)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.27%, VRDN (a)	1,170,000	1,170,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.44%, LOC Wachovia Bank NA, VRDN (a)(b)	1,600,000	1,600,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.6%, LOC Compass Bank, VRDN (a)	4,775,000	4,775,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	1,750,000	1,750,000
		814,490,000
Utah - 0.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,940,000	1,940,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.19% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,680,000	4,680,000
Series 2005 B, 0.19% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	27,050,000	27,050,000
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,600,000	2,600,000
Utah Transit Auth. Sales Tax Rev. Series A, 0.19%, LOC Fortis Banque SA, VRDN (a)	2,600,000	2,600,000
		38,870,000
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (a)	11,400,000	11,400,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 2.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,600,000	$ 3,600,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.23%, LOC Bank of America NA, VRDN (a)	5,940,000	5,940,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.7%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)(b)	1,000,000	1,000,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 B, 0.26%, LOC Banco Espirito Santo SA, VRDN (a)(b)	5,100,000	5,100,000
Series 2008 D, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	5,000,000	5,000,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,000,000	11,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	8,545,000	8,545,000
Series 1995, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	7,500,000	7,500,000
Series 1996 A, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	9,300,000	9,300,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (a)	100,000	100,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	8,345,000	8,345,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.49%, LOC Wachovia Bank NA, VRDN (a)(b)	2,815,000	2,815,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.27% (Liquidity Facility Citibank NA) (a)(c)	1,870,000	1,870,000
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.24%, LOC Wachovia Bank NA, VRDN (a)	2,380,000	2,380,000
		81,695,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 2.9%
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	$ 2,900,000	$ 2,900,000
(BP West Coast Products LLC Proj.):
Series 2002, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	3,800,000	3,800,000
Series 2003, 0.24% (BP PLC Guaranteed), VRDN (a)(b)	8,100,000	8,100,000
Port of Seattle Rev. Series 2005, 0.36%, LOC Fortis Banque SA, VRDN (a)(b)	2,500,000	2,500,000
Port of Tacoma Rev.:
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	15,000,000	15,000,000
Series 2008, 0.3%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	81,210,000	81,210,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(c)	2,530,000	2,530,000
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.5%, LOC Bank of America NA, VRDN (a)(b)	1,305,000	1,305,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Cedar Ridge Retirement Proj.) Series 2005 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,500,000	2,500,000
		119,845,000
West Virginia - 1.3%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.3%, LOC Deutsche Bank AG, VRDN (a)(b)	15,170,000	15,170,000
Series 1990 B, 0.3%, LOC Deutsche Bank AG, VRDN (a)(b)	5,415,000	5,415,000
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.28% (Liquidity Facility Royal Bank of Scotland PLC), VRDN (a)	6,050,000	6,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
(West Virginia United Health Sys. Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	14,000,000	14,000,000
		55,135,000
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.27%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Lutheran College Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 15,000,000	$ 15,000,000
(ProHealth Care, Inc. Proj.) Series 2008 A, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000,000	6,000,000
(Wisconsin Lutheran College Proj.) Series 2001, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	19,700,000	19,700,000
		48,500,000
Wyoming - 0.7%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 C, 0.17%, VRDN (a)	1,915,000	1,915,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,500,000	11,500,000
Series 1987 B, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,000,000	11,000,000
		27,915,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,185,769,325)		4,185,769,325
NET OTHER ASSETS - 0.0%		276,798
NET ASSETS - 100%		$ 4,186,046,123
Security Type Abbreviations
VRDN VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,185,769,325)		$ 4,185,769,325
Cash		437
Receivable for investments sold		1,532
Interest receivable		1,129,497
Total assets		4,186,900,791

Liabilities
Distributions payable	$ 830,618
Other payables and accrued expenses	24,050
Total liabilities		854,668

Net Assets		$ 4,186,046,123
Net Assets consist of:
Paid in capital		$ 4,186,025,553
Undistributed net investment income		355
Accumulated undistributed net realized gain (loss) on investments		20,215
Net Assets, for 4,185,615,035 shares outstanding		$ 4,186,046,123
Net Asset Value, offering price and redemption price per share ($4,186,046,123 ÷ 4,185,615,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2009 (Unaudited)

Investment Income
Interest		$ 5,087,741

Expenses
Custodian fees and expenses	$ 29,237
Independent trustees' compensation	5,752
Total expenses before reductions	34,989
Expense reductions	(5,752)	29,237
Net investment income		5,058,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,879
Net increase in net assets resulting from operations		$ 5,069,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2009 (Unaudited)	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,058,504	$ 25,468,099
Net realized gain (loss)	10,879	10,326
Net increase in net assets resulting from operations	5,069,383	25,478,425
Distributions to shareholders from net investment income	(5,058,149)	(25,468,156)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,123,764,000	3,743,861,000
Cost of shares redeemed	(1,715,564,900)	(2,233,918,000)
Net increase (decrease) in net assets and shares resulting from share transactions	1,408,199,100	1,509,943,000
Total increase (decrease) in net assets	1,408,210,334	1,509,953,269

Net Assets
Beginning of period	2,777,835,789	1,267,882,520
End of period (including undistributed net investment income of $355 and $0, respectively)	$ 4,186,046,123	$ 2,777,835,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2009

Years ended May 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.013	.032	.037	.029	.017
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.002	.013	.032	.037	.029	.017
Distributions from net investment income	(.002)	(.013)	(.032)	(.037)	(.029)	(.017)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.002)	(.013)	(.032)	(.037)	(.029)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.15%	1.34%	3.23%	3.76%	2.94%	1.76%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-% D	-% D	.01%	.01%	-% D
Expenses net of fee waivers, if any	-% A, D	-% D	-% D	.01%	.01%	-% D
Expenses net of all reductions	-% A, D	-% D	-% D	.01%	.01%	-% D
Net investment income	.30% A	1.30%	3.03%	3.69%	2.84%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,186,046	$ 2,777,836	$ 1,267,883	$ 672,471	$ 899,449	$ 1,636,819

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2009 (Unaudited)

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 11, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 4,185,769,325

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,752.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-SANN-0110
1.743119.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.0005%	$ 1,000.00	$ 1,001.20	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.07	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/09	% of fund's investments 5/31/09	% of fund's investments 11/30/08
0 - 30	69.8	84.2	89.0
31 - 90	15.4	5.3	7.7
91 - 180	5.5	4.3	1.3
181 - 397	9.3	6.2	2.0
Weighted Average Maturity
	11/30/09	5/31/09	11/30/08
Fidelity® Securities Lending Cash Central Fund	46 Days	33 Days	18 Days
All Taxable Money Market Funds Average*	51 Days	51 Days	45 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2009	As of May 31, 2009
Bank CDs, BAs, TDs, and Notes 0.0%	Bank CDs, BAs, TDs, and Notes 6.1%
Government Securities 43.7%	Government Securities 26.8%
Repurchase Agreements 57.9%	Repurchase Agreements 67.7%
Net Other Assets** (1.6)%	Net Other Assets** (0.6)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 12.9%
Due Date	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 10.7%
12/7/09 to 11/12/10	0.15 to 0.79% (c)	$ 1,902,000,000	$ 1,901,746,618
12/8/09	0.26 (c)	75,000,000	74,992,500
			1,976,739,118
Freddie Mac - 2.2%
12/3/09 to 12/16/09	0.13 to 0.31 (c)	397,675,000	397,654,360

TOTAL FEDERAL AGENCIES			2,374,393,478
U.S. Treasury Obligations - 30.8%

U.S. Treasury Bills - 28.6%
12/10/09 to 9/23/10	0.06 to 0.73 (b)	5,277,894,000	5,273,687,641
U.S. Treasury Notes - 2.2%
12/31/09 to 8/15/10	0.34 to 0.59	406,000,000	411,259,915
TOTAL U.S. TREASURY OBLIGATIONS			5,684,947,556
Repurchase Agreements - 57.9%
	Maturity Amount
In a joint trading account at:
0.15% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 7,000,029,387	7,000,000,000
0.16% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	356,875,588	356,874,000
0.17% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	3,333,511,395	3,333,496,000
TOTAL REPURCHASE AGREEMENTS		10,690,370,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $18,749,711,034)		18,749,711,034
NET OTHER ASSETS - (1.6)%		(292,621,557)
NET ASSETS - 100%		$ 18,457,089,477
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $43,862,133. The principal amount of the outstanding reverse repurchase agreement is $44,000,000.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,000,000,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 396,022,531
Banc of America Securities LLC	792,045,061
Bank of America, NA	396,022,531
Barclays Capital, Inc.	792,045,061
Credit Suisse Securities (USA) LLC	504,845,166
Deutsche Bank Securities, Inc.	829,967,783
HSBC Securities (USA), Inc.	1,110,927,948
ING Financial Markets LLC	198,011,265
J.P. Morgan Securities, Inc.	396,022,531
Mizuho Securities USA, Inc.	396,022,531
Morgan Stanley & Co., Inc.	396,022,531
Societe Generale, New York Branch	792,045,061
$ 7,000,000,000
Repurchase Agreement / Counterparty	Value
$356,874,000 due 12/01/09 at 0.16%
Banc of America Securities LLC	$ 59,479,000
Barclays Capital, Inc.	127,455,000
UBS Securities LLC	169,940,000
$ 356,874,000
$3,333,496,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 652,520,389
J.P. Morgan Securities, Inc.	326,260,194
Mizuho Securities USA, Inc.	1,190,849,710
RBC Capital Markets Corp.	21,955,027
UBS Securities LLC	1,141,910,680
$ 3,333,496,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,690,370,000) - See accompanying schedule: Unaffiliated issuers (cost $18,749,711,034)		$ 18,749,711,034
Cash		14,934
Interest receivable		3,801,655
Total assets		18,753,527,623

Liabilities
Payable for investments purchased	$ 249,939,475
Distributions payable	2,484,876
Payable for reverse repurchase agreements	44,000,000
Other payables and accrued expenses	13,795
Total liabilities		296,438,146

Net Assets		$ 18,457,089,477
Net Assets consist of:
Paid in capital		$ 18,458,182,407
Undistributed net investment income		3,472
Accumulated undistributed net realized gain (loss) on investments		(1,096,402)
Net Assets, for 18,454,785,670 shares outstanding		$ 18,457,089,477
Net Asset Value, offering price and redemption price per share ($18,457,089,477 ÷ 18,454,785,670 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2009 (Unaudited)

Investment Income
Interest		$ 17,360,314

Expenses
Custodian fees and expenses	$ 38,217
Independent trustees' compensation	28,237
Interest	310
Total expenses before reductions	66,764
Expense reductions	(28,879)	37,885
Net investment income		17,322,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,774)
Net increase in net assets resulting from operations		$ 17,319,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2009 (Unaudited)	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,322,429	$ 220,789,103
Net realized gain (loss)	(2,774)	1,847,372
Net increase in net assets resulting from operations	17,319,655	222,636,475
Distributions to shareholders from net investment income	(17,318,958)	(220,818,191)
Distributions to shareholders from net realized gain	(921,558)	-
Total distributions	(18,240,516)	(220,818,191)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	40,829,778,336	92,604,343,993
Cost of shares redeemed	(36,294,126,134)	(101,901,472,148)
Net increase (decrease) in net assets and shares resulting from share transactions	4,535,652,202	(9,297,128,155)
Total increase (decrease) in net assets	4,534,731,341	(9,295,309,871)

Net Assets
Beginning of period	13,922,358,136	23,217,668,007
End of period (including undistributed net investment income of $3,472 and undistributed net investment income of $0, respectively)	$ 18,457,089,477	$ 13,922,358,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2009

Years ended May 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.014	.043	.053	.041	.020
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.014	.043	.053	.041	.020
Distributions from net investment income	(.001)	(.014)	(.043)	(.053)	(.041)	(.020)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.001)	(.014)	(.043)	(.053)	(.041)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.12%	1.43%	4.37%	5.45%	4.17%	2.04%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-% D	-% D	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% A, D	-% D	-% D	.01%	.01%	.01%
Expenses net of all reductions	-% A, D	-% D	-% D	.01%	.01%	.01%
Net investment income	.21% A	1.61%	4.18%	5.32%	4.28%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,457,089	$ 13,922,358	$ 23,217,668	$ 20,824,640	$ 13,631,071	$ 9,747,742

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2009 (Unaudited)

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 11, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 18,749,711,034

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $165,059,639. The weighted average interest rate was .002% on such amounts. Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $28,237.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $642.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-SANN-0110
1.810806.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	.0020%	$ 1,000.00	$ 1,001.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/09	% of fund's investments 5/31/09	% of fund's investments 11/30/08
0 - 30	100.0	100.0	100.0
Weighted Average Maturity
	11/30/09	5/31/09	11/30/08
Fidelity® Tax-Free Cash Central Fund	3 Days	4 Days	4 Days
All Tax-Free Money Market Funds Average*	30 Days	23 Days	30 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2009	As of May 31, 2009
Variable Rate Demand Notes (VRDNs) 100.7%	Variable Rate Demand Notes (VRDNs) 99.2%
Net Other Assets ** (0.7)%	Net Other Assets 0.8%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.7%
	Principal Amount	Value
Alabama - 2.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.23%, VRDN (a)	$ 14,500,000	$ 14,500,000
Series 1995 D, 0.23%, VRDN (a)	5,000,000	5,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.24%, VRDN (a)	3,200,000	3,200,000
		22,700,000
Alaska - 2.2%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 B, 0.26% (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 B, 0.26%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,000,000	2,000,000
California - 10.7%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B1, 0.19%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	49,770,000	49,770,000
Series 2002 B2, 0.22%, LOC BNP Paribas SA, VRDN (a)	9,300,000	9,300,000
California Gen. Oblig. Series 2003 B3, 0.22%, LOC Bnp Paribas Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	10,000,000	10,000,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 E, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	8,200,000	8,200,000
(Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.2%, LOC Bank of New York, New York, VRDN (a)	1,000,000	1,000,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 B, 0.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	1,700,000	1,700,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.25% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.17% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (a)	14,500,000	14,500,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.25% (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Orange County Irvine Coast Assessment District #88 1 0.2%, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (a)	$ 5,000,000	$ 5,000,000
San Pablo Redev. Agcy. 0.23%, LOC Union Bank of California, VRDN (a)	4,000,000	4,000,000
Tustin Impt. Board Act 1915 (Reassessment District No. 95 Proj.) Series 2A, 0.2%, LOC Bank of New York, New York, VRDN (a)	6,000,000	6,000,000
		119,720,000
Colorado - 1.2%
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
(YMCA of the Rockies Proj.) 0.23%, LOC Bank of America NA, VRDN (a)	7,720,000	7,720,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.25%, LOC Wachovia Bank NA, VRDN (a)	2,625,000	2,625,000
		13,345,000
Connecticut - 1.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Masonicare Corp. Proj.) Series C, 0.22%, LOC Wachovia Bank NA, VRDN (a)	6,000,000	6,000,000
(Yale Univ. Proj.) Series Y2, 0.15%, VRDN (a)	2,000,000	2,000,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2002 D1, 0.2% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	1,440,000	1,440,000
Series 2009 A1, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,700,000	4,700,000
		14,140,000
Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,600,000	6,600,000
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,050,000	5,050,000
		11,650,000
District Of Columbia - 1.6%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	5,625,000	5,625,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Rev.: - continued
(American Univ. Proj.) Series 2008, 0.23%, LOC Bank of America NA, VRDN (a)	$ 6,900,000	$ 6,900,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.19%, LOC Wachovia Bank NA, VRDN (a)	4,925,000	4,925,000
		17,450,000
Florida - 6.5%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 0.31%, LOC Bank of Scotland PLC, VRDN (a)	3,100,000	3,100,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.26%, LOC HSBC Bank USA, NA, VRDN (a)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,745,000	2,745,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.22%, VRDN (a)	3,000,000	3,000,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.26%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.25%, LOC Calyon New York Branch, VRDN (a)	2,000,000	2,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.2%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
Series 2003 C, 0.2%, LOC Bank of America NA, VRDN (a)	3,720,000	3,720,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.24%, LOC Northern Trust Co., Chicago, VRDN (a)	2,000,000	2,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.27%, VRDN (a)	16,000,000	16,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.28%, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	$ 2,000,000	$ 2,000,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.24%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.27%, LOC Wachovia Bank NA, VRDN (a)	6,700,000	6,700,000
		72,430,000
Georgia - 2.5%
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.24%, LOC Wachovia Bank NA, VRDN (a)	1,075,000	1,075,000
Series 2008, 0.24%, LOC Wachovia Bank NA, VRDN (a)	6,100,000	6,100,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.21%, VRDN (a)	1,000,000	1,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.25%, VRDN (a)	1,110,000	1,110,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.25%, LOC Fannie Mae, VRDN (a)	1,225,000	1,225,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.22% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Series PZ 271, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,879,000	6,879,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.26%, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		27,984,000
Illinois - 5.1%
Chicago Board of Ed.:
Series 2009 A1, 0.24%, LOC Harris NA, VRDN (a)	4,900,000	4,900,000
Series 2009 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,300,000	4,300,000
Series 2009 C, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,615,000	8,615,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BC 09 27B, 0.21% (Liquidity Facility Barclays Bank PLC) (a)(b)	3,550,000	3,550,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.19%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 6,000,000	$ 6,000,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.25%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,700,000	4,700,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A1, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	6,000,000	6,000,000
Series 2009 B1, 0.19%, LOC Bank of Montreal, VRDN (a)	6,520,000	6,520,000
Illinois Health Facilities Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2001, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,450,000	1,450,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	7,230,000	7,230,000
		57,265,000
Indiana - 0.9%
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,830,000	2,830,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) Series 2004, 0.19%, VRDN (a)	5,000,000	5,000,000
		9,930,000
Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 0.23%, LOC KBC Bank NV, VRDN (a)	1,405,000	1,405,000
Kansas - 0.9%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,945,000	9,945,000
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B2, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,085,000	$ 4,085,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	2,150,000	2,150,000
		9,235,000
Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	5,900,000	5,900,000
Maryland - 0.8%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.24%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
		8,600,000
Massachusetts - 3.6%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,300,000	1,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,000,000	1,000,000
Series 2000 B, 0.21% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,500,000	2,500,000
Series 2001 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,200,000	1,200,000
Series 2005 A, 0.26% (Liquidity Facility Citibank NA), VRDN (a)	15,000,000	15,000,000
Series 2006 A, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,700,000	7,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10416, 0.25% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
(Harvard Univ. Proj.) Series R, 0.15%, VRDN (a)	1,300,000	1,300,000
(Northeastern Univ. Proj.) Series 2008 U, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	2,095,000	2,095,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Stonehill College Proj.) Series 2008 K, 0.21%, LOC Bank of America NA, VRDN (a)	$ 3,000,000	$ 3,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.25% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series BBT 2031, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
		40,195,000
Michigan - 1.3%
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.) Series 2001 A, 0.23%, LOC Bank of America NA, VRDN (a)	14,455,000	14,455,000
Mississippi - 0.1%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.17%, VRDN (a)	1,670,000	1,670,000
Missouri - 2.8%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.26%, VRDN (a)	3,700,000	3,700,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 0.23%, VRDN (a)	9,400,000	9,400,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,700,000	2,700,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,035,000	2,035,000
(DeSmet Jesuit High School Proj.) Series 2002, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,200,000	6,200,000
(Saint Louis Univ. Proj.) Series 2008 A1, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	7,065,000	7,065,000
		31,100,000
Montana - 0.7%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,425,000	7,425,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 1,800,000	$ 1,800,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	6,200,000	6,200,000
		8,000,000
Nevada - 0.2%
Clark County School District Participating VRDN Series PZ 174, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,210,000	2,210,000
New Hampshire - 1.0%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.24%, VRDN (a)	2,700,000	2,700,000
Series 2005 A2, 0.19%, VRDN (a)	6,775,000	6,775,000
		11,475,000
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (NUI Corp. Proj.) Series 1996 A, 0.27%, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
New Mexico - 3.0%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.2%, LOC Barclays Bank PLC, VRDN (a)	12,660,000	12,660,000
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 0.19% (BP PLC Guaranteed), VRDN (a)	18,700,000	18,700,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,200,000	2,200,000
		33,560,000
New York - 13.2%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	2,925,000	2,925,000
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
New York City Gen. Oblig.:
Series 1993 E5, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H1, 0.21%, LOC Bank of New York, New York, VRDN (a)	$ 36,030,000	$ 36,030,000
Series 2004 H7, 0.22%, LOC KBC Bank NV, VRDN (a)	14,100,000	14,100,000
Series 2006 I5, 0.24%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	8,900,000	8,900,000
Series A10, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series I6, 0.24%, LOC California Teachers Retirement Sys., VRDN (a)	16,275,000	16,275,000
Subseries B3, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	2,600,000	2,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 0.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	16,120,000	16,120,000
Series 2005 AA2, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,000,000	10,000,000
Series 2006 AA1, 0.22% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	25,100,000	25,100,000
Series 2008 BB3, 0.2% (Liquidity Facility Fortis Banque SA), VRDN (a)	2,400,000	2,400,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 B, 0.21%, LOC HSBC Bank USA, NA, VRDN (a)	2,200,000	2,200,000
New York Metropolitan Trans. Auth. Rev. Series 2005 E2, 0.23%, LOC Fortis Banque SA, VRDN (a)	2,475,000	2,475,000
		147,825,000
North Carolina - 0.7%
Charlotte Gen. Oblig. Series 2007, 0.26% (Liquidity Facility KBC Bank NV), VRDN (a)	3,525,000	3,525,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Watauga Med. Ctr. Proj.) Series 2005, 0.24%, LOC Wachovia Bank NA, VRDN (a)	1,205,000	1,205,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.2%, LOC Wachovia Bank NA, VRDN (a)	3,400,000	3,400,000
		8,130,000
Ohio - 2.6%
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.19%, VRDN (a)	3,400,000	3,400,000
(Kenyon College Proj.) Series 1999, 0.19%, LOC Northern Trust Co., Chicago, VRDN (a)	7,100,000	7,100,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series BC 09 35W, 0.21% (Liquidity Facility Barclays Bank PLC) (a)(b)	$ 4,000,000	$ 4,000,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.21%, LOC Barclays Bank PLC, VRDN (a)	13,700,000	13,700,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
		29,500,000
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.23%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (a)	3,200,000	3,200,000
		6,200,000
Oregon - 0.1%
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Pennsylvania - 9.1%
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,625,000	2,625,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	800,000	800,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.25%, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Series 2006 A:
0.21%, LOC Barclays Bank PLC, VRDN (a)	7,900,000	7,900,000
0.22%, LOC Barclays Bank PLC, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.26%, LOC Banco Santander SA, VRDN (a)	1,800,000	1,800,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.2% (United Parcel Svc., Inc. Guaranteed), VRDN (a)	1,400,000	1,400,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Exploration & Oil, Inc. Proj.) 0.19% (BP PLC Guaranteed), VRDN (a)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.23%, VRDN (a)	$ 1,700,000	$ 1,700,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,020,000	2,020,000
Haverford Township School District Series 2009, 0.25%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 A, 0.2%, LOC Wachovia Bank NA, VRDN (a)	1,400,000	1,400,000
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,490,000	1,490,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500,000	2,500,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (PPL Energy Supply LLC Proj.) Series 2009 C, 0.25%, LOC Wachovia Bank NA, VRDN (a)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.26%, LOC UniCredit SpA, VRDN (a)	3,200,000	3,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	880,000	880,000
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	15,430,000	15,430,000
(Philadelphia Museum of Art Proj.) Series 2008, 0.19%, LOC Wachovia Bank NA, VRDN (a)	8,050,000	8,050,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.22%, LOC Wachovia Bank NA, VRDN (a)	7,000,000	7,000,000
Philadelphia School District Series 2008 B1, 0.24%, LOC Wachovia Bank NA, VRDN (a)	4,100,000	4,100,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900,000	900,000
		101,595,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 1.0%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.24%, LOC Wachovia Bank NA, VRDN (a)	$ 2,700,000	$ 2,700,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	3,150,000	3,150,000
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.26%, LOC Bank of America NA, VRDN (a)	5,180,000	5,180,000
		11,030,000
Tennessee - 4.9%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.24%, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2004, 0.24%, LOC Bank of America NA, VRDN (a)	4,125,000	4,125,000
Series 2005, 0.24%, LOC Bank of America NA, VRDN (a)	10,800,000	10,800,000
Series 2008, 0.24%, LOC Bank of America NA, VRDN (a)	20,555,000	20,555,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.3%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.24%, LOC Bank of America NA, VRDN (a)	10,160,000	10,160,000
Series 2004, 0.24%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
		55,140,000
Texas - 9.2%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	28,700,000	28,700,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 A, 0.22%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.):
Series 2008 A2, 0.19%, VRDN (a)	$ 1,000,000	$ 1,000,000
Series A1, 0.19%, VRDN (a)	11,000,000	11,000,000
(Saint Dominic Village Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 0.19%, VRDN (a)	27,960,000	27,960,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.22%, VRDN (a)	1,100,000	1,100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	2,865,000	2,865,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.27%, VRDN (a)	2,100,000	2,100,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.23%, LOC Freddie Mac, VRDN (a)	2,215,000	2,215,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (a)	3,000,000	3,000,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		102,625,000
Utah - 1.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.3%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.19% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,100,000	4,100,000
Utah Transit Auth. Sales Tax Rev. Series A, 0.19%, LOC Fortis Banque SA, VRDN (a)	6,975,000	6,975,000
		18,975,000
Virginia - 0.6%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.2%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.23%, LOC Bank of America NA, VRDN (a)	3,160,000	3,160,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	$ 1,000,000	$ 1,000,000
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.24%, LOC Wachovia Bank NA, VRDN (a)	1,200,000	1,200,000
		6,360,000
Washington - 2.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,200,000	6,200,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.25% (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Port of Tacoma Rev. Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
		24,515,000
West Virginia - 1.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	6,250,000	6,250,000
		12,250,000
Wisconsin - 1.4%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000,000	10,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000,000	1,000,000
(Lutheran College Proj.) 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
		15,570,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 0.3%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 0.17%, VRDN (a)	$ 2,095,000	$ 2,095,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.17% (Chevron Corp. Guaranteed), VRDN (a)	1,700,000	1,700,000
		3,795,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,127,249,000)		1,127,249,000
NET OTHER ASSETS - (0.7)%		(7,457,554)
NET ASSETS - 100%		$ 1,119,791,446
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,127,249,000)		$ 1,127,249,000
Receivable for investments sold		2,500,000
Interest receivable		246,000
Total assets		1,129,995,000

Liabilities
Payable to custodian bank	$ 302
Payable for investments purchased	10,000,000
Distributions payable	196,111
Other payables and accrued expenses	7,141
Total liabilities		10,203,554

Net Assets		$ 1,119,791,446
Net Assets consist of:
Paid in capital		$ 1,119,712,431
Accumulated undistributed net realized gain (loss) on investments		79,015
Net Assets, for 1,119,574,373 shares outstanding		$ 1,119,791,446
Net Asset Value, offering price and redemption price per share ($1,119,791,446 ÷ 1,119,574,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2009 (Unaudited)

Investment Income
Interest		$ 969,789

Expenses
Custodian fees and expenses	$ 8,728
Independent trustees' compensation	1,461
Total expenses before reductions	10,189
Expense reductions	(1,461)	8,728
Net investment income		961,061
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15,027
Net increase in net assets resulting from operations		$ 976,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2009 (Unaudited)	Year ended May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 961,061	$ 9,706,361
Net realized gain (loss)	15,027	20,999
Net increase in net assets resulting from operations	976,088	9,727,360
Distributions to shareholders from net investment income	(961,061)	(9,706,319)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	935,037,000	1,309,757,000
Cost of shares redeemed	(604,567,000)	(1,195,435,000)
Net increase (decrease) in net assets and shares resulting from share transactions	330,470,000	114,322,000
Total increase (decrease) in net assets	330,485,027	114,343,041

Net Assets
Beginning of period	789,306,419	674,963,378
End of period	$ 1,119,791,446	$ 789,306,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2009

Years ended May 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.012	.031	.036	.028	.017
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.012	.031	.036	.028	.017
Distributions from net investment income	(.001)	(.012)	(.031)	(.036)	(.028)	(.017)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.001)	(.012)	(.031)	(.036)	(.028)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.11%	1.24%	3.16%	3.70%	2.87%	1.69%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-% D	-% D	.01%	.02%	.02%
Expenses net of fee waivers, if any	-% A, D	-% D	-% D	.01%	.02%	.02%
Expenses net of all reductions	-% A, D	-% D	-% D	.01%	.01%	.02%
Net investment income	.22% A	1.32%	3.04%	3.63%	3.05%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,119,791	$ 789,306	$ 674,963	$ 491,324	$ 431,507	$ 64,204

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2009 (Unaudited)

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 11, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 1,127,249,000

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,461.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Albert R. Gamper, Jr.
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Abigail P. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Arthur E. Johnson
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Michael E. Kenneally
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
James H. Keyes
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
Marie L. Knowles
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	21,934,568,161.95	100.000
Withheld	0.00	0.000
TOTAL	21,934,568,161.95	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2010